Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Mar. 31, 2026
Computer systems and servers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Lab equipment [Memeber]
Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Test and computer equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Leasehold improvements	Leasehold improvements [Member]